[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

July 23, 2008

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
         OVERTURE Medley Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142483
         Post-Effective Amendment No. 4 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is September 22, 2008.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (i) The material provisions of Registration Statement No. 333-142483 were reviewed by the staff of the Division of Investment Management's Office of Insurance Products as filed in Post-Effective Amendment No. 2 on February 27, 2008.

     (ii) Also as precedent to this filing, we submitted annual updates for variable investment option expenses and objectives and Registrant and Depositor financial statements for the fiscal year ended December 31, 2007, as filed in Post-Effective Amendment No. 3 on April 8, 2008.

     (iii) The primary purpose of this Post-Effective Amendment No. 4 is to add a new "No Withdrawal Charge Rider" as a feature of the Overture Medley annuity.

Revisions related to the new "No Withdrawal Charge Rider" feature are located on the following pages of the prospectus: 4, 5, 6, 10, 11, 13, 16, 17, 23, 25, 26, 27, 29, and 30.

This Amendment also includes the following other revisions to the prospectus and Statement of Additional Information ("SAI"):

1. Page 1. September 22, 2008 is added as the proposed effective date for the prospectus (top of page) and SAI (last narrative paragraph).

2. Pages 2, 16 and 18. The subsection title "Fixed Account Fixed Interest Rate Option" is changed to "Fixed Account Investment Option."

3. Pages 4 and 25. Disclosure is added that "Certain optional features may not be available in combination with other optional features."

4.   Pages 5-6. Supplemental information on expenses is moved to footnotes.

5. Pages 11 and 27. Optional free withdrawal text is revised to be clearer and consistent with the new "No Withdrawal Charge Rider" provisions.

6. Pages 14 and 15. The name of a subadviser and a portfolio objective are revised based on instructions from the respective funds.

7. Page 17. Reservation of the right to further restrict transfers to the Fixed Account is added.

8. Page 20 (and SAI pages 5-6). The model asset allocation disclosure is updated by adding information on affiliated funds and revising text on potential conflicts of interest.

9. Pages 28-29. "Due Proof of Death is not a defined term; therefore, it is revised to "satisfactory proof of death."

10. Page 32. A sentence about contacting the Internal Revenue Service is deleted.

11.  Page 41. The section about the Depositors is updated.

12.  Last Page: The SAI table of contents is updated.

13. SAI page 1. September 22, 2008 is added as the proposed effective date for the SAI and prospectus. The Table of Contents is updated. General Information text is added.

14. SAI page 2. Information on administrative services provided by affiliated companies is added, in response to Form N-4, Item 18 (e). (The related General Administrative Services Agreement is included as an Exhibit following Part C.)

15.  SAI pages 4 and 6. The section on Other Information is moved.

16. SAI pages 5-6. The model asset allocation disclosure is updated by adding information on affiliated funds and revising text on potential conflicts of interest.

17. Minor text revisions are made on prospectus pages 3, 5, 17, 23, 26, 31, 38, 41, Appendix A (heading on each page), the Last Page and SAI pages 1, 2 and 3.

18. Corrections for capitalization are made on pages 1, 2, 9, 13, 16, 17, 18, 20, 34, 35, 36, 38, 39, 40, 41, B-1, B-2, the Last Page, and SAI page 3.

A red-lined courtesy copy of the prospectus and the SAI for the current filing, marked to show the above-listed revisions from the previous filings, is enclosed for your review.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure